Accumulated Other Comprehensive Income (Loss) - Activity in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) Unrealized Gains (Losses) on Securities Available for Sale, Beginning Balance	$ 3,129,463	$ 3,232,000	$ 1,005,000
Other comprehensive income (loss) before reclassifications	(5,610,000)	577,000	2,683,000
Amounts reclassified from accumulated other comprehensive income	(237,000)	(680,000)	(456,000)
Total other comprehensive income (loss)	(5,847,551)	(102,355)	2,227,318
Accumulated Other Comprehensive Income (Loss) Unrealized Gains (Losses) on Securities Available for Sale, Ending Balance	$ (2,718,088)	$ 3,129,463	$ 3,232,000